Line of Credit (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of credit		$ 68,000
Interest rate		6.10%
Canfield [Member]
Line of credit			$ 69,534	$ 66,181
Interest rate			7.00%
Interest expense			$ 5,410	4,327
Secured line of credit			100,000
Proceeds from (Repayments of) Lines of Credit			3,353	$ 3,803
Copa Di Vino Corporation [Member]
Line of credit	$ 49,000		$ 49,000
Interest rate	6.75%		6.75%
Line of credit, maximum borrowing capacity	$ 44,755		$ 49,000